Other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Other Comprehensive Income [Abstract]
Schedule of components of other comprehensive income

EUR millionA
	2024	2023	2022
Other comprehensive income	(36,595)	(35,020)	(35,628)
Items that will not be reclassified to profit or loss	(4,757)	(5,212)	(4,635)
Actuarial gains and losses on defined benefit pension plans	(4,404)	(4,324)	(3,945)
Non-current assets held for sale	—	—	—
Share in other income and expenses recognised in investments, joint ventures and associates	(1)	1	10
Other valuation adjustments	—	—	—
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income	(432)	(776)	(672)
Inefficiency of fair value hedges of equity instruments measured at fair value with changes in other comprehensive income	—	—	—
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income (hedged item)	284	264	293
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income (hedging instrument)	(284)	(264)	(293)
Changes in the fair value of financial liabilities measured at fair value through profit or loss attributable to changes in credit risk	80	(113)	(28)
Items that may be reclassified to profit or loss	(31,838)	(29,808)	(30,993)
Hedges of net investments in foreign operations (Effective portion)	(8,002)	(8,684)	(6,750)
Exchange differences	(22,375)	(19,510)	(20,420)
Hedging derivatives. Cash flow hedges (Effective portion)	(298)	(740)	(2,437)
Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income	(736)	(555)	(1,002)
Hedging instruments (items not designated)	—	—	—
Non-current assets classified as held for sale	—	—	—
Share in other income and expenses recognised in investments, joint ventures and associates	(427)	(319)	(384)
A.Net amount of taxes and minorities

Schedule of changes in fair value of equity instruments that will not be reclassified
The following is a breakdown of the composition of the balance as of 31 December 2024, 2023 and 2022 under 'Other comprehensive income - Items that will not be reclassified to profit or loss - Changes in the fair value of equity instruments measured at fair value with changes in other global result' depending on the geographical origin of the issuer:

EUR million
	2024
	Capital gains by valuation	Capital losses by valuation	Net gains/losses by valuation	Fair Value
Equity instruments
Domestic
Spain	39	(1328)	(1,289)	117
International
Rest of Europe	131	(71)	60	299
United States	22	—	22	24
Latin America and rest	775	—	775	1,753
	967	(1,399)	(432)	2,193
Of which:
Publicly listed	779	(51)	728	1,780
Non publicly listed	188	(1,348)	(1,160)	413

EUR million
	2023
	Capital gains by valuation	Capital losses by valuation	Net gains/losses by valuation	Fair Value
Equity instruments
Domestic
Spain	32	(1,173)	(1,141)	252
International
Rest of Europe	117	(71)	46	267
United States	16	—	16	19
Latin America and rest	370	(67)	303	1,223
	535	(1,311)	(776)	1,761
Of which:
Publicly listed	316	(118)	198	1,225
Non publicly listed	219	(1,193)	(974)	536

EUR million
	2022
	Capital gains by valuation	Capital losses by valuation	Net gains/losses by valuation	Fair Value
Equity instruments
Domestic
Spain	30	(926)	(896)	500
International
Rest of Europe	84	(60)	24	225
United States	15	—	15	29
Latin America and rest	244	(59)	185	1,187
	373	(1,045)	(672)	1,941
Of which:
Publicly listed	246	(113)	133	1,200
Non publicly listed	127	(932)	(805)	741

Schedule of exchange differences included in other comprehensive income that may be reclassified to profit or loss
The detail, by country is as follows:

EUR million
	2024	2023	2022
Net balance at end of year	(30,377)	(28,194)	(27,170)
Of which:
Brazilian real	(19,293)	(16,340)	(16,735)
Pound sterling	(3,444)	(3,964)	(4,219)
Mexican peso	(3,995)	(2,942)	(3,010)
Argentine peso	(2,090)	(2,655)	(1,755)
Chilean peso	(2,857)	(2,531)	(2,081)
US dollar	2,923	1,819	2,384
Polish zloty	(709)	(786)	(999)
Other	(912)	(795)	(755)
The breakdown of translation differences by currency is as follows:

EUR million
2024				Of which:
Currency	Balance at the beginning of the year	Balance at the end of the year	Movement	From goodwill	From resultsA	From net assets
Brazilian real	(13,287)	(16,664)	(3,377)	(631)	(206)	(2,540)
Pound sterling	(4,064)	(3,300)	764	39	22	703
Mexican peso	(64)	(1,437)	(1,373)	(82)	(136)	(1,155)
Argentine peso	(2,658)	(2,090)	568	—	—	568
Chilean peso	(1,890)	(2,180)	(290)	(34)	(7)	(249)
US dollar	3,433	4,462	1,029	116	35	878
Polish zloty	(325)	(202)	123	34	5	84
Other	(655)	(964)	(309)	(10)	(8)	(291)
Total Group	(19,510)	(22,375)	(2,865)	(568)	(295)	(2,002)
A.Profit and loss items are translated into euros at the average exchange rate for the year as described in note 2 a) ii.

EUR million
2023				Of which:
Currency	Balance at the beginning of the year	Balance at the end of the year	Movement	From goodwill	From resultsA	From net assets
Brazilian real	(14,199)	(13,287)	912	191	11	710
Pound sterling	(4,446)	(4,064)	382	20	4	358
Mexican peso	(1,132)	(64)	1,068	62	41	965
Argentine peso	(1,754)	(2,658)	(904)	(4)	—	(900)
Chilean peso	(1,605)	(1,890)	(285)	(32)	(34)	(219)
US dollar	4,062	3,433	(629)	(64)	(16)	(549)
Polish zloty	(776)	(325)	451	87	32	332
Other	(570)	(655)	(85)	(11)	(1)	(73)
Total Group	(20,420)	(19,510)	910	249	37	624
A.Profit and loss items are translated into euros at the average exchange rate for the year as described in note 2 a) ii.

EUR million
2022				Of which:
Currency	Balance at the beginning of the year	Balance at the end of the year	Movement	From goodwill	From resultsA	From net assets
Brazilian real	(15,913)	(14,199)	1,714	376	(98)	1,436
Pound sterling	(3,504)	(4,446)	(942)	(51)	(67)	(824)
Mexican peso	(2,012)	(1,132)	880	56	18	806
Argentine peso	(2,109)	(1,754)	355	—	—	355
Chilean peso	(1,852)	(1,605)	247	31	5	211
US dollar	2,775	4,062	1,287	102	(24)	1,209
Polish zloty	(678)	(776)	(98)	(21)	—	(77)
Other	(594)	(570)	24	3	(7)	28
Total Group	(23,887)	(20,420)	3,467	496	(173)	3,144
A.Profit and loss items are translated into euros at the average exchange rate for the year as described in note 2 a) ii.

Schedule of other comprehensive income, that may be reclassified to profit or loss, by type of instrument and geographical origin of the issuer
The breakdown, by type of instrument and geographical origin of the issuer, of 'Other comprehensive income – Items that may be reclassified to profit or loss - Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income' at 31 December 2024, 2023 and 2022 is as follows:

EUR million
	31 December 2024
	Revaluation gains	Revaluation losses	Net revaluation gains/ (losses)	Fair value
Debt instruments
Issued by Public-sector
Spain	103	—	103	13,764
Rest of Europe	268	(70)	198	15,413
Latin America and rest of the world	76	(944)	(868)	38,784
Issued by Private-sector
Spain	96	(23)	73	6,019
Rest of Europe	25	(18)	7	7,478
Latin America and rest of the world	16	(265)	(249)	6,247
	584	(1,320)	(736)	87,705

EUR million
	31 December 2023
	Revaluation gains	Revaluation losses	Net revaluation gains/ (losses)	Fair value
Debt instruments
Issued by Public-sector
Spain	17	—	17	9,867
Rest of Europe	333	(96)	237	18,258
Latin America and rest of the world	194	(820)	(626)	38,169
Issued by Private-sector
Spain	98	(9)	89	5,129
Rest of Europe	19	(30)	(11)	5,018
Latin America and rest of the world	6	(267)	(261)	5,106
	667	(1,222)	(555)	81,547

EUR million
	31 December 2022
	Revaluation gains	Revaluation losses	Net revaluation gains/ (losses)	Fair value
Debt instruments
Issued by Public-sector
Spain	26	(1)	25	9,312
Rest of Europe	268	(199)	69	17,593
Latin America and rest of the world	196	(937)	(741)	40,873
Issued by Private-sector
Spain	—	(24)	(24)	5,727
Rest of Europe	11	(68)	(57)	5,203
Latin America and rest of the world	16	(290)	(274)	4,590
	517	(1,519)	(1,002)	83,298